OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2018	2019
Rental deposits (1)	4,027	6,638
Prepayment for investments (2)	20,021	6,295
Prepayment for property, plant and equipment	—	2,880
Others	—	671
	24,048	16,484